SCHEDULE OF BITCOIN ACTIVITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Beginning balance at September 30, 2025	$ 57,024,465		$ 57,024,465
Receipts from issuance of common stock (Bitcoin contribution)				55,000,000
Net change in fair value	(17,502,596)		(17,502,596)	2,024,465	$ (82,844)
Ending balance as of September 30, 2025	$ 63,978,821	$ 57,024,465	$ 63,978,821	$ 57,024,465